Consolidated Statements of Total Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) Earnings	Retained Earnings	Total Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2011	$ 1,448,864	$ 456	$ 401,864	$ (83,890)	$ 1,090,891	$ 1,409,321	$ 39,543
Beginning Balance (in shares) at Dec. 31, 2011		45,726,000
Consolidated net earnings (loss)	85,527				84,474	84,474	1,053
Other comprehensive earnings (loss)	(22,321)			(22,279)		(22,279)	(42)
Dividends declared ($1.60 per common share)	(73,767)				(73,767)	(73,767)
Issuances of common stock for stock award plans (in shares)		276,000
Issuances of common stock for stock award plans	5,015	3	5,012			5,015
Stock-based compensation expense	7,781		7,781			7,781
Distributions to owners of noncontrolling interests	(800)						(800)
Ending Balance at Dec. 31, 2012	1,450,299	459	414,657	(106,169)	1,101,598	1,410,545	39,754
Ending Balance (in shares) at Dec. 31, 2012		46,002,000
Consolidated net earnings (loss)	119,432				121,337	121,337	(1,905)
Other comprehensive earnings (loss)	62,124			62,055		62,055	69
Dividends declared ($1.60 per common share)	(74,197)				(74,197)	(74,197)
Issuances of common stock for stock award plans (in shares)		259,000
Issuances of common stock for stock award plans	11,129	2	11,127			11,129
Stock-based compensation expense	7,008		7,008			7,008
Distributions to owners of noncontrolling interests	(876)						(876)
Ending Balance at Dec. 31, 2013	1,574,919	461	432,792	(44,114)	1,148,738	1,537,877	37,042
Ending Balance (in shares) at Dec. 31, 2013	46,261,000	46,261,000
Consolidated net earnings (loss)	154,294				155,601	155,601	(1,307)
Other comprehensive earnings (loss)	(62,086)			(62,045)		(62,045)	(41)
Dividends declared ($1.60 per common share)	(91,304)				(91,304)	(91,304)
Issuances of common stock, stock options and stock appreciation rights for TXI acquisition (in shares)		20,309,000
Issuances of common stock, stock options and stock appreciation rights for TXI acquisition	2,751,873	203	2,751,670			2,751,873
Issuances of common stock for stock award plans (in shares)		723,000
Issuances of common stock for stock award plans	41,772	7	41,765			41,772
Stock-based compensation expense	8,993		8,993			8,993
Distributions to owners of noncontrolling interests	(800)						(800)
Purchase of subsidiary shares from noncontrolling interest	(24,913)		8,399			8,399	(33,312)
Ending Balance at Dec. 31, 2014	$ 4,352,748	$ 671	$ 3,243,619	$ (106,159)	$ 1,213,035	$ 4,351,166	$ 1,582
Ending Balance (in shares) at Dec. 31, 2014	67,293,000	67,293,000